DISCONTINUED OPERATIONS (Details) ¥ in Thousands	12 Months Ended
Sep. 30, 2017 CNY (¥)
Discontinued Operations and Disposal Groups [Abstract]
Loss on disposal of commercial seed business, net of taxes (note 4)	¥ 3,282